Financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2012 and 2013 were as follows. Fair value is valued and validated periodically based on observable market data, and these derivatives are classified as Level 2.

Millions of yen
2012		2013
Carrying amount	Fair value	Carrying amount	Fair value
¥ 255,947	¥ 267,157	¥ 241,459	¥ 252,220

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2012 and 2013 were as follows:

	Millions of yen
Instruments	2012	2013
Foreign exchange risk management
Foreign exchange forward contracts	¥713	¥842
Foreign currency option contracts	9,107	55,056

Total	¥9,820	¥55,898

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2012 and 2013, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Prepaid expenses and other current assets	¥—	¥7

Total		¥—	¥7

Liability derivatives

		Millions of yen
Instruments	Locations	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥1	¥—
Foreign currency option contracts	Other current liabilities	742	20
	Other long-term liabilities	354	349

Total		¥1,097	¥369

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2011, 2012 and 2013, recognized in the accompanying consolidated statements of income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(2,065)	¥(1,232)	¥—

Total		¥(2,065)	¥(1,232)	¥—

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2011	2012	2013
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(517)	¥36	¥(487)
Non-deliverable forward contracts (NDF)	Other, net*	71	82	(6)
Foreign currency option contracts	Other, net*	(1,059)	(146)	104

Total		¥(1,505)	¥(28)	¥(389)

*	“Other, net” was included in “Other income (expense).”